Schedule of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss before income tax expense
Loss from Chinese mainland operations	¥ (45,582)	¥ (149,818)	¥ (74,843)
Loss from non-Chinese mainland operations	(15,945)	(10,135)	(16,700)
Loss before income tax	(61,527)	(159,953)	(91,543)
Income tax benefit applicable to Chinese mainland operations
Deferred tax	525	525	525
Subtotal income tax benefit applicable to Chinese mainland operations	525	525	525
Non-Chinese mainland withholding tax expense	(234)	(162)	(4)
Total income tax benefit from continuing operations	¥ 291	¥ 363	¥ 521